AURORA 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2023	Jun. 22, 2022	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)									7,598,424
Unrecognized tax benefits									$ 1,353,000	$ 4,070,000			$ 1,710,000
Shares excluded from calculation of diluted loss per share	48,389,000		408,004,000				48,389,000	408,004,000	406,726,000	363,548,000
Aurora Acquisition Corp
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0						$ 0		$ 0	$ 0
Deferred underwriting fee waived									8,505,100			$ 8,505,100
Unrecognized tax benefits	$ 0						$ 0		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0			$ 0				$ 0	0
Shares excluded from calculation of diluted loss per share					11,523,421				11,523,444
Gain on deferred underwriting fee		$ 0		$ 182,658	$ 0	$ 182,658			$ 182,658	$ 0
Aurora Acquisition Corp | Public Warrants
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)		6,075,049			6,075,049				6,075,050		6,075,047
Aurora Acquisition Corp | Private Placement Warrants
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)		5,448,372			5,448,372